Related Party Transactions	12 Months Ended
Mar. 31, 2025
Related party [Abstract]
Related Party Transactions	Related Party Transactions

Accounting Policy

The Company considers a person or entity as a related party if they are a member of key management personnel including their close relatives, an associate or joint venture, those having significant influence over the Company, as well as entities that are under common control or controlled by related parties.

The Company’s key management personnel have the authority and responsibility for planning, directing and controlling the activities of the Company and consists of the Company’s executive management team and board of directors. Compensation expense for key management personnel was as follows:

	Years ended March 31,
	2025	2024
	$	$
Short-term employment benefits (1)	8,820	10,440
Long-term employment benefits	45	40
Termination benefit	258	1,089
Directors’ fees	383	322
Share-based compensation (2)	8,467	10,155
Total management compensation (3)	17,973	22,046
(1)As of March 31, 2025, $2.8 million is payable or accrued for key management compensation (March 31, 2024 – $1.8 million).
(2)Share-based compensation represent the fair value of options granted and vested to key management personnel under the Company’s share-based compensation plans (Note 15). Board of director equity settled DSUs are included in share-based compensation.
(3)As of March 31, 2025, there are 10 key management personnel (March 31, 2024 – 10).

In connection with the acquisition of all of the issued and outstanding shares of CannaHealth, the Company paid $21.9 million to the minority interest of a consolidated subsidiary. The allocation of the consideration paid was determined to be solely deferred compensation, which is being amortized over a five year period. During the year ended March 31, 2025, the Company recognized amortization expense of $3.8 million (year ended March 31, 2024 – $3.8 million) in the consolidated statements of income (loss) and comprehensive income (loss). The transaction is in the normal course of operations and are measured at the exchange value, being the amounts agreed to by the parties.

In connection with a Creditor Agreement (Note 12), the Company entered into an unsecured loan agreement (“Agreement”) with Bevo which the Company holds a controlling interest of 50.1%. The principal and accrued interest were originally due on May 31, 2025, however this was subsequently amended to allow for a two month extension of the principal due August 1, 2025. The amendment also increases the fixed rate of interest to 17% during the extension period and requires accrued interest and an amendment fee totaling $0.5 million payable upon execution of the amendment. The Company advanced funds of $2.5 million, which is eliminated upon consolidation. (Note 12).